Financial risk management and fair value estimates (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Investments in shares and derivative financial instruments	$ 17,650	$ 18,747
Loss before income tax	1,765	1,875
Agricultural Business [Member]
Statement [Line Items]
Liability net book value	243,836	291,190
Future exchange contracts liability	3,712	448
Loss for the year	24,384	29,119
Future exchange contracts assets	$ 191	6,587
Business, description	A 10% depreciation in real terms of the US dollar against the functional currencies would have an equal and opposite effect on the Consolidated Statement of Income and Other Comprehensive Income
Net loss increase before income tax	$ 1,152	$ 1,044
Trade receivables percentage	11.20%	12.90%
Urban Properties and Investments Business [Member]
Statement [Line Items]
Liability net book value	$ 198,984	$ 234,650
Future exchange contracts liability	4	22
Loss for the year	$ 19,898	$ 23,465
Business, description	A 10% depreciation in real terms of the US Dollar against the functional currencies would have an equal and opposite effect on the Consolidated Statement of Income and Other Comprehensive Income
Long-term financial borrowings fixed interest rate	80.50%	88.40%
Trade receivables percentage	5.34%	1.17%
Percentage of trade receivable by group	94.66%	98.83%
Net loss before income tax	$ 454	$ 87